SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (Allowance for doubtful accounts receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
Allowance for doubtful accounts receivable
Change in valuation and qualifying accounts and reserves
Balance at Beginning of Period	$ 4,000	$ 4,064	$ 3,144
Additions/(Benefits) Charged to Cost and Expenses	(149)	(307)	1,821
Additions/(Benefits) Charged to Other Accounts Describe	0	0	0
Deductions-Describe, uncollectible accounts written off	233	340	1,112
Deductions-Describe, recoveries on accounts previously written off	(382)	(583)	(211)
Balance at End of Period	$ 4,000	$ 4,000	$ 4,064